ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Textual) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2004	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2016 CNY (¥)
Variable Interest Entity, Consolidated, Carrying Amount, Assets		¥ 37,415		¥ 42,978
Equity Method Investment, Ownership Percentage		49.00%
Revenues		¥ 12,927	$ 1,879	870	¥ 481
Continuing Operations [Member]
Revenues		¥ 12,833
Changchun Origin [Member]
Equity Method Investment, Ownership Percentage		100.00%
Denong [Member]
Equity Method Investment, Ownership Percentage		98.58%
Linze Origin [Member]
Equity Method Investment, Ownership Percentage		100.00%
Plant and Equipment [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets		¥ 35,238		37,720
Land Use Rights [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets		¥ 2,177		¥ 5,258
State Harvest Holdings Limited [Member]
Share Exchange Transaction Variable Interest Entity Voting Rights Assigned		97.96%	97.96%
Period Of Operations	20 years
Assets Disposed Of By Methods Other Than Sale In Period Of Disposition		50.00%	50.00%
State Harvest Holdings Limited [Member] | Criteria One [Member]
Equity Method Investment, Ownership Percentage		49.00%
State Harvest Holdings Limited [Member] | Criteria Two [Member]
Equity Method Investment, Ownership Percentage		49.00%
Beijing Origin Seed Limited [Member]
Variable Interest Entity Revenue Percentage		99.27%	99.27%	100.00%	99.86%
Variable Interest Entity Total Assets Percentage		98.47%	98.47%	96.43%